Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	Summary Compensation Table Total for PEO (Sloan)(1) (b)	Compensation Actually Paid for PEO (Sloan)(1)(3) (c)	Summary Compensation Table Total for PEO (Bready)(1) (b)	Compensation Actually Paid for PEO (Bready)(1)(3) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2) (d)	Average Compensation Actually Paid for Non-PEO Named Executive Officers(2)(3) (e)	Value of Initial Fixed $100 Investment Based on		Net Income(6) (h)	CSM: Adjusted EPS(7) (i)
							Company Total Shareholder Return(4) (f)	Peer Group Total Shareholder Return(5) (g)
2023	$22,021,748	$28,581,988	$16,000,483	$24,415,366	$4,617,351	$6,864,890	$71.00	$122.00	$1,028,823,000	$10.42
2022	$22,270,578	$14,220,443	—	—	$6,259,042	$2,727,411	$55.00	$111.00	$143,313,000	$9.32
2021	$23,318,393	$(5,868,325)	—	—	$6,816,632	$(1,131,883)	$75.00	$127.00	$987,864,000	$8.16
2020	$15,517,272	$23,203,124	—	—	$4,822,140	$11,886,007	$119.00	$96.00	$605,100,000	$6.40
(1)
The principal executive officers (PEO) for 2023 were Mr. Jeffrey Sloan, who departed the Company as Chief Executive Officer and member of the board, effective June 1, 2023, and Mr. Cameron Bready, who was promoted to President and Chief Executive Officer, effective June 1, 2023. The PEO for each of 2022, 2021 and 2020 was Mr. Jeffrey Sloan.

(2)
The non-PEO named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals: for 2020 and 2021, Messrs. Cameron Bready, Paul Todd, David Green, and Dr. Guido Sacchi. For 2022, Messrs. Cameron Bready, Paul Todd, Joshua Whipple, David Green, and Dr. Guido Sacchi. Mr. Todd retired from the position as Chief Financial Officer as of June 30, 2022, and subsequently left the Company on August 31, 2022. Mr. Whipple became the Company’s Chief Financial Officer effective July 1, 2022. For 2023, Messrs. Joshua Whipple and David Green, Dr. Guido Sacchi, and Ms. Carter, who was appointed an executive officer of the Company effective June 1, 2023.

(3)
The dollar amounts reported in columns (c) and (e) represent the compensation actually paid (CAP) to the Chief Executive Officer and other non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Chief Executive Officer or other NEOs, respectively, during the applicable year.

To calculate CAP for the PEO, the following amounts were deducted from or added to Summary Compensation Table (SCT) total compensation. The first table reflects the calculations for Mr. Sloan and the second table reflects the calculations for Mr. Bready.
Year	SCT Total	SCT Equity Award Value Deducted(a)		Equity Award Value Added(b)(c)(d)		CAP(b)
2023	$22,021,748	−$	19,807,988	+$	26,368,228	$28,581,988
2022	$22,270,578	−$	17,753,231	+$	9,703,096	$14,220,443
2021	$23,318,393	−$	20,429,954	+$	(8,756,764)	$(5,868,325)
2020	$15,517,272	−$	15,065,695	+$	22,751,547	$23,203,124
Year	SCT Total	SCT Equity Award Value Deducted(a)		Equity Award Value Added(b)(c)(d)		CAP(b)
2023	$16,000,483	−$	13,443,676	+$	21,858,559	$24,415,366
To calculate CAP for the non-PEO’s, the following amounts were deducted from or added to average SCT compensation:
Year	Average SCT	Average SCT Equity Award Value Deducted(a)		Average Equity Award Value Added(b)(c)(d)		Average CAP(b)
2023	$4,617,351	−$	3,250,119	+$	5,497,658	$6,864,890
2022	$6,259,042	−$	4,734,791	+$	1,203,160	$2,727,411
2021	$6,816,632	−$	5,462,459	+$	(2,486,056)	$(1,131,883)
2020	$4,822,140	−$	4,265,763	+$	11,329,630	$11,886,007

(a)
Represents the grant date fair value of equity-based awards granted each year. There are no pension benefits for the PEO or non-PEO NEOs.

(b)
Calculated in accordance with the methodology specified in the SEC’s pay versus performance rules.

(c)
The fair value of the stock options was determined using the Black Scholes model, which is consistent with the fair value methodology used to account for share-based payments in our financial statements. The assumptions used in calculating the fair value of the stock options did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years, which are as follows: expected term of 5 years, an expected volatility ranging 30 – 46%, a risk-free rate of 0.33 – 4.69%, and a dividend yield ranging 0.39 – 0.81%.

(d)
The fair value of the performance stock units without a market condition was determined based on the probable outcome of the performance condition and the stock price on the applicable valuation dates. The fair value of performance stock units with a market condition was determined using the Monte Carlo model, and is based on (i) actual achievement for performance periods completed; (ii) probable outcome as of the applicable valuation date for performance periods not completed (assumed at 100% target performance), and (iii) no modification of the payout based on the TSR modifier for the applicable 3-year period. The assumptions used in calculating the fair value of the performance stock units without a market condition and the performance stock units with a market condition did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.

PEO (Sloan) Equity Component of CAP:
Equity Type	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards Vested	Change in Value of Current Years’ Awards Vested	Change in Fair Value of Prior Years’ Awards Forfeited	Dividends	Equity Fair Value Included in CAP
2023
Options	—	—	$277,367	$2,758,918	$1,583,338	—	$1,452,947
RSAs	—	—	$468,951	$4,150,390	—	$18,748	$4,638,089
PSUs	$15,214,907	$4,584,591	$477,694	—	—	—	$20,277,192
Total	$15,214,907	$4,584,591	$1,224,012	$6,909,308	$1,583,338	$18,748	$26,368,228
2022
Options	$3,111,096	$(294,806)	$120,296	—	—	—	$2,936,586
RSAs	$3,924,828	$(643,364)	$24,036	—	—	$102,974	$3,408,474
PSUs	$6,694,641	$(3,309,868)	$(26,737)	—	—	—	$3,358,036
Total	$13,730,565	$(4,248,038)	$117,595	—	—	$102,974	$9,703,096
2021
Options	$2,587,894	$(1,608,125)	$(423,394)	—	—	—	$556,375
RSAs	$2,499,478	$(1,474,570)	$(488,050)	—	—	$34,732	$571,590
PSUs	$9,273,789	$(16,193,576)	$(2,964,942)	—	—	—	$(9,884,729)
Total	$14,361,161	$(19,276,271)	$(3,876,386)	—	—	$34,732	$(8,756,764)
2020
Options	$4,440,764	$1,312,952	$19,672	—	—	—	$5,773,388
RSAs	$3,627,673	$972,557	$70,079	—	—	$38,141	$4,708,450
PSUs	$5,797,847	$6,365,379	$106,483	—	—	—	$12,269,709
Total	$13,866,284	$8,650,888	$196,234	—	—	$38,141	$22,751,547
PEO (Bready) Equity Component of CAP:
Equity Type	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards Vested	Dividends	Equity Fair Value Included in CAP
2023
Options	$3,906,639	$279,765	$127,212	—	$4,313,616
RSAs	$3,896,868	$248,096	$207,417	$40,076	$4,392,457
PSUs	$11,117,723	$1,836,043	$198,720	—	$13,152,486
Total	$18,921,230	$2,363,904	$533,349	$40,076	$21,858,559
Average Non-PEO NEOs Equity Component of CAP:
Equity Type	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards Vested	Change in Fair Value of Prior Years’ Awards Forfeited	Dividends	Equity Fair Value Included in CAP
2023
Options	$769,177	$75,693	$32,575	—	—	$877,445
RSAs	$1,076,897	$287,554	$119,322	—	$20,534	$1,504,307
PSUs	$2,362,576	$686,495	$66,835	—	—	$3,115,906
Total	$4,208,650	$1,049,742	$218,732	—	$20,534	$5,497,658
2022
Options	$494,347	$(43,768)	$19,599	$144,835	—	$325,343
RSAs	$1,188,106	$(125,159)	$4,229	$157,079	$37,140	$947,237
PSUs	$1,184,821	$(553,064)	$(90,740)	$610,437	—	$(69,420)
Total	$2,867,274	$(721,991)	$(66,912)	$912,351	$37,140	$1,203,160
2021
Options	$647,668	$(348,027)	$(85,022)	—	—	$214,619
RSAs	$625,579	$(417,890)	$(74,226)	—	$8,938	$142,401
PSUs	$2,561,861	$(4,111,962)	$(1,292,975)	—	—	$(2,843,076)
Total	$3,835,108	$(4,877,879)	$(1,452,223)	—	$8,938	$(2,486,056)
2020
Options	$1,143,101	$188,954	$2,829	—	—	$1,334,884
RSAs	$1,350,468	$124,507	$11,965	—	$8,030	$1,494,970
PSUs	$1,492,454	$6,992,032	$15,290	—	—	$8,499,776
Total	$3,986,023	$7,305,493	$30,084	—	$8,030	$11,329,630

(4)
Reflects our cumulative shareholder returns for the years ended December 31, 2023, 2022, 2021, and 2020, assuming the investment of $100 in our common stock and reinvestment of all dividends.

(5)
The peer group used for this purpose is the S&P 500 Financials Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. This column reflects the peer group’s cumulative shareholder returns for the years ended December 31, 2023, 2022, 2021, and 2020, assuming the investment of $100 in the peer group and the reinvestment of all dividends. For purposes of this disclosure, in our 2023 proxy statement, we used the peer group reported in our Compensation Discussion and Analysis (the Prior Peer Group). Global Payments was reclassified by S&P from the Information Technology sector to the Financials sector of the S&P 500 in March 2023. Accordingly, we changed the peer group used for this purpose to S&P 500 Financials Index to reflect this change.

(6)
As reported in our Consolidated Statements of Income in our Annual Report on Form 10-K for the year ended December 31, 2023. Net income for the year ended December 31, 2023 included the unfavorable effect of a $136.7 million net loss on business dispositions. Net income for the year ended December 31, 2022 included the unfavorable effects of a $833.1 million non-cash goodwill impairment charge related to our former Business and Consumer Solutions segment, driven by the strategic review and then pending divestiture of our consumer business, and a $199.1 million loss on business dispositions.

(7)
Our company selected measure is adjusted EPS, which is a non-GAAP measure, that excludes (i) acquisition-related amortization expense, (ii) share-based compensation expense, (iii) acquisition, integration and separation expenses, (iv) goodwill impairment charges and gain or losses on business divestitures, (v) facilities exit charges, (vi) equity method investment earnings from the Company’s interest in a private equity investment fund, (vii) discrete tax items and (viii) certain other items specific to each reporting period.

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote
(1)
The principal executive officers (PEO) for 2023 were Mr. Jeffrey Sloan, who departed the Company as Chief Executive Officer and member of the board, effective June 1, 2023, and Mr. Cameron Bready, who was promoted to President and Chief Executive Officer, effective June 1, 2023. The PEO for each of 2022, 2021 and 2020 was Mr. Jeffrey Sloan.

(2)
The non-PEO named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals: for 2020 and 2021, Messrs. Cameron Bready, Paul Todd, David Green, and Dr. Guido Sacchi. For 2022, Messrs. Cameron Bready, Paul Todd, Joshua Whipple, David Green, and Dr. Guido Sacchi. Mr. Todd retired from the position as Chief Financial Officer as of June 30, 2022, and subsequently left the Company on August 31, 2022. Mr. Whipple became the Company’s Chief Financial Officer effective July 1, 2022. For 2023, Messrs. Joshua Whipple and David Green, Dr. Guido Sacchi, and Ms. Carter, who was appointed an executive officer of the Company effective June 1, 2023.

Peer Group Issuers, Footnote
(5)
The peer group used for this purpose is the S&P 500 Financials Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. This column reflects the peer group’s cumulative shareholder returns for the years ended December 31, 2023, 2022, 2021, and 2020, assuming the investment of $100 in the peer group and the reinvestment of all dividends. For purposes of this disclosure, in our 2023 proxy statement, we used the peer group reported in our Compensation Discussion and Analysis (the Prior Peer Group). Global Payments was reclassified by S&P from the Information Technology sector to the Financials sector of the S&P 500 in March 2023. Accordingly, we changed the peer group used for this purpose to S&P 500 Financials Index to reflect this change.

Adjustment To PEO Compensation, Footnote
To calculate CAP for the PEO, the following amounts were deducted from or added to Summary Compensation Table (SCT) total compensation. The first table reflects the calculations for Mr. Sloan and the second table reflects the calculations for Mr. Bready.
Year	SCT Total	SCT Equity Award Value Deducted(a)		Equity Award Value Added(b)(c)(d)		CAP(b)
2023	$22,021,748	−$	19,807,988	+$	26,368,228	$28,581,988
2022	$22,270,578	−$	17,753,231	+$	9,703,096	$14,220,443
2021	$23,318,393	−$	20,429,954	+$	(8,756,764)	$(5,868,325)
2020	$15,517,272	−$	15,065,695	+$	22,751,547	$23,203,124
Year	SCT Total	SCT Equity Award Value Deducted(a)		Equity Award Value Added(b)(c)(d)		CAP(b)
2023	$16,000,483	−$	13,443,676	+$	21,858,559	$24,415,366
(a)
Represents the grant date fair value of equity-based awards granted each year. There are no pension benefits for the PEO or non-PEO NEOs.

(b)
Calculated in accordance with the methodology specified in the SEC’s pay versus performance rules.

(c)
The fair value of the stock options was determined using the Black Scholes model, which is consistent with the fair value methodology used to account for share-based payments in our financial statements. The assumptions used in calculating the fair value of the stock options did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years, which are as follows: expected term of 5 years, an expected volatility ranging 30 – 46%, a risk-free rate of 0.33 – 4.69%, and a dividend yield ranging 0.39 – 0.81%.

(d)
The fair value of the performance stock units without a market condition was determined based on the probable outcome of the performance condition and the stock price on the applicable valuation dates. The fair value of performance stock units with a market condition was determined using the Monte Carlo model, and is based on (i) actual achievement for performance periods completed; (ii) probable outcome as of the applicable valuation date for performance periods not completed (assumed at 100% target performance), and (iii) no modification of the payout based on the TSR modifier for the applicable 3-year period. The assumptions used in calculating the fair value of the performance stock units without a market condition and the performance stock units with a market condition did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.

PEO (Sloan) Equity Component of CAP:
Equity Type	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards Vested	Change in Value of Current Years’ Awards Vested	Change in Fair Value of Prior Years’ Awards Forfeited	Dividends	Equity Fair Value Included in CAP
2023
Options	—	—	$277,367	$2,758,918	$1,583,338	—	$1,452,947
RSAs	—	—	$468,951	$4,150,390	—	$18,748	$4,638,089
PSUs	$15,214,907	$4,584,591	$477,694	—	—	—	$20,277,192
Total	$15,214,907	$4,584,591	$1,224,012	$6,909,308	$1,583,338	$18,748	$26,368,228
2022
Options	$3,111,096	$(294,806)	$120,296	—	—	—	$2,936,586
RSAs	$3,924,828	$(643,364)	$24,036	—	—	$102,974	$3,408,474
PSUs	$6,694,641	$(3,309,868)	$(26,737)	—	—	—	$3,358,036
Total	$13,730,565	$(4,248,038)	$117,595	—	—	$102,974	$9,703,096
2021
Options	$2,587,894	$(1,608,125)	$(423,394)	—	—	—	$556,375
RSAs	$2,499,478	$(1,474,570)	$(488,050)	—	—	$34,732	$571,590
PSUs	$9,273,789	$(16,193,576)	$(2,964,942)	—	—	—	$(9,884,729)
Total	$14,361,161	$(19,276,271)	$(3,876,386)	—	—	$34,732	$(8,756,764)
2020
Options	$4,440,764	$1,312,952	$19,672	—	—	—	$5,773,388
RSAs	$3,627,673	$972,557	$70,079	—	—	$38,141	$4,708,450
PSUs	$5,797,847	$6,365,379	$106,483	—	—	—	$12,269,709
Total	$13,866,284	$8,650,888	$196,234	—	—	$38,141	$22,751,547
PEO (Bready) Equity Component of CAP:
Equity Type	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards Vested	Dividends	Equity Fair Value Included in CAP
2023
Options	$3,906,639	$279,765	$127,212	—	$4,313,616
RSAs	$3,896,868	$248,096	$207,417	$40,076	$4,392,457
PSUs	$11,117,723	$1,836,043	$198,720	—	$13,152,486
Total	$18,921,230	$2,363,904	$533,349	$40,076	$21,858,559

Non-PEO NEO Average Total Compensation Amount			$ 4,617,351	$ 6,259,042	$ 6,816,632	$ 4,822,140
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,864,890	2,727,411	(1,131,883)	11,886,007
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average SCT	Average SCT Equity Award Value Deducted(a)		Average Equity Award Value Added(b)(c)(d)		Average CAP(b)
2023	$4,617,351	−$	3,250,119	+$	5,497,658	$6,864,890
2022	$6,259,042	−$	4,734,791	+$	1,203,160	$2,727,411
2021	$6,816,632	−$	5,462,459	+$	(2,486,056)	$(1,131,883)
2020	$4,822,140	−$	4,265,763	+$	11,329,630	$11,886,007

(a)
Represents the grant date fair value of equity-based awards granted each year. There are no pension benefits for the PEO or non-PEO NEOs.

(b)
Calculated in accordance with the methodology specified in the SEC’s pay versus performance rules.

(c)
The fair value of the stock options was determined using the Black Scholes model, which is consistent with the fair value methodology used to account for share-based payments in our financial statements. The assumptions used in calculating the fair value of the stock options did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years, which are as follows: expected term of 5 years, an expected volatility ranging 30 – 46%, a risk-free rate of 0.33 – 4.69%, and a dividend yield ranging 0.39 – 0.81%.

(d)
The fair value of the performance stock units without a market condition was determined based on the probable outcome of the performance condition and the stock price on the applicable valuation dates. The fair value of performance stock units with a market condition was determined using the Monte Carlo model, and is based on (i) actual achievement for performance periods completed; (ii) probable outcome as of the applicable valuation date for performance periods not completed (assumed at 100% target performance), and (iii) no modification of the payout based on the TSR modifier for the applicable 3-year period. The assumptions used in calculating the fair value of the performance stock units without a market condition and the performance stock units with a market condition did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.
Average Non-PEO NEOs Equity Component of CAP:
Equity Type	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards Vested	Change in Fair Value of Prior Years’ Awards Forfeited	Dividends	Equity Fair Value Included in CAP
2023
Options	$769,177	$75,693	$32,575	—	—	$877,445
RSAs	$1,076,897	$287,554	$119,322	—	$20,534	$1,504,307
PSUs	$2,362,576	$686,495	$66,835	—	—	$3,115,906
Total	$4,208,650	$1,049,742	$218,732	—	$20,534	$5,497,658
2022
Options	$494,347	$(43,768)	$19,599	$144,835	—	$325,343
RSAs	$1,188,106	$(125,159)	$4,229	$157,079	$37,140	$947,237
PSUs	$1,184,821	$(553,064)	$(90,740)	$610,437	—	$(69,420)
Total	$2,867,274	$(721,991)	$(66,912)	$912,351	$37,140	$1,203,160
2021
Options	$647,668	$(348,027)	$(85,022)	—	—	$214,619
RSAs	$625,579	$(417,890)	$(74,226)	—	$8,938	$142,401
PSUs	$2,561,861	$(4,111,962)	$(1,292,975)	—	—	$(2,843,076)
Total	$3,835,108	$(4,877,879)	$(1,452,223)	—	$8,938	$(2,486,056)
2020
Options	$1,143,101	$188,954	$2,829	—	—	$1,334,884
RSAs	$1,350,468	$124,507	$11,965	—	$8,030	$1,494,970
PSUs	$1,492,454	$6,992,032	$15,290	—	—	$8,499,776
Total	$3,986,023	$7,305,493	$30,084	—	$8,030	$11,329,630

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
2.   CAP versus Net Income
Net income for the year ended December 31, 2023 included the unfavorable effect of a $136.7 million net loss on business dispositions. Net income for the year ended December 31, 2022 included the unfavorable effects of a $833.1 million non-cash goodwill impairment charge related to our former Business and Consumer Solutions segment, driven by the strategic review and then pending divestiture of our consumer business, and a $199.1 million loss on business dispositions. As further described in our Compensation Discussion and Analysis, the Company does not use net income as a performance metric in its compensation program to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The three items listed below represent the most important metrics we used to determine CAP for 2023 as further described in our Compensation Discussion and Analysis within the sections titled “Named Executive Officer Compensation Design, Elements and Pay Mix — Short-Term Incentive Plan and — Long-Term Incentive Plan.”
Most Important Performance Measures
Adjusted EPS
Adjusted Net Revenue
Adjusted Operating Margin

Total Shareholder Return Amount			$ 71	55	75	119
Peer Group Total Shareholder Return Amount			122	111	127	96
Net Income (Loss)			$ 1,028,823,000	$ 143,313,000	$ 987,864,000	$ 605,100,000
Company Selected Measure Amount | $ / shares			10.42	9.32	8.16	6.4
PEO Name	Mr. Jeffrey Sloan	Mr. Cameron Bready
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			30.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum			46.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum			0.33%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum			4.69%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, Minimum			0.39%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, maximum			0.81%
Gain Loss On Disposition Of Business			$ (136,700,000)	$ (199,100,000)
Changes In Goodwill Impairment				(833,100,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description
(7)
Our company selected measure is adjusted EPS, which is a non-GAAP measure, that excludes (i) acquisition-related amortization expense, (ii) share-based compensation expense, (iii) acquisition, integration and separation expenses, (iv) goodwill impairment charges and gain or losses on business divestitures, (v) facilities exit charges, (vi) equity method investment earnings from the Company’s interest in a private equity investment fund, (vii) discrete tax items and (viii) certain other items specific to each reporting period.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Margin
Mr. Jeffrey Sloan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 22,021,748	22,270,578	$ 23,318,393	$ 15,517,272
PEO Actually Paid Compensation Amount			28,581,988	14,220,443	(5,868,325)	23,203,124
Mr. Cameron Bready [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			16,000,483
PEO Actually Paid Compensation Amount			24,415,366
PEO | Mr. Jeffrey Sloan [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(19,807,988)	(17,753,231)	(20,429,954)	(15,065,695)
PEO | Mr. Jeffrey Sloan [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,368,228	9,703,096	(8,756,764)	22,751,547
PEO | Mr. Jeffrey Sloan [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,214,907	13,730,565	14,361,161	13,866,284
PEO | Mr. Jeffrey Sloan [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,111,096	2,587,894	4,440,764
PEO | Mr. Jeffrey Sloan [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,584,591	(4,248,038)	(19,276,271)	8,650,888
PEO | Mr. Jeffrey Sloan [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(294,806)	(1,608,125)	1,312,952
PEO | Mr. Jeffrey Sloan [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,224,012	117,595	(3,876,386)	196,234
PEO | Mr. Jeffrey Sloan [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			277,367	120,296	(423,394)	19,672
PEO | Mr. Jeffrey Sloan [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,909,308
PEO | Mr. Jeffrey Sloan [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,758,918
PEO | Mr. Jeffrey Sloan [Member] | Change in Fair Value of Prior Years’ Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,583,338
PEO | Mr. Jeffrey Sloan [Member] | Change in Fair Value of Prior Years' Awards Forfeited, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,583,338
PEO | Mr. Jeffrey Sloan [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,748	102,974	34,732	38,141
PEO | Mr. Jeffrey Sloan [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Jeffrey Sloan [Member] | Total Equity Awards Adjustments Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,452,947	2,936,586	556,375	5,773,388
PEO | Mr. Jeffrey Sloan [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,924,828	2,499,478	3,627,673
PEO | Mr. Jeffrey Sloan [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(643,364)	(1,474,570)	972,557
PEO | Mr. Jeffrey Sloan [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			468,951	24,036	(488,050)	70,079
PEO | Mr. Jeffrey Sloan [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,150,390
PEO | Mr. Jeffrey Sloan [Member] | Change in Fair Value of Prior Years' Awards Forfeited, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Jeffrey Sloan [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,748	102,974	34,732	38,141
PEO | Mr. Jeffrey Sloan [Member] | Total Equity Awards Adjustments Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,638,089	3,408,474	571,590	4,708,450
PEO | Mr. Jeffrey Sloan [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,214,907	6,694,641	9,273,789	5,797,847
PEO | Mr. Jeffrey Sloan [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,584,591	(3,309,868)	(16,193,576)	6,365,379
PEO | Mr. Jeffrey Sloan [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			477,694	(26,737)	(2,964,942)	106,483
PEO | Mr. Jeffrey Sloan [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Jeffrey Sloan [Member] | Change in Fair Value of Prior Years' Awards Forfeited Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Jeffrey Sloan [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Jeffrey Sloan [Member] | Total Equity Awards Adjustments Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,277,192	3,358,036	(9,884,729)	12,269,709
PEO | Mr. Cameron Bready [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,443,676)
PEO | Mr. Cameron Bready [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,858,559
PEO | Mr. Cameron Bready [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,921,230
PEO | Mr. Cameron Bready [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,906,639
PEO | Mr. Cameron Bready [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,363,904
PEO | Mr. Cameron Bready [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			279,765
PEO | Mr. Cameron Bready [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			533,349
PEO | Mr. Cameron Bready [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			127,212
PEO | Mr. Cameron Bready [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			40,076
PEO | Mr. Cameron Bready [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Cameron Bready [Member] | Total Equity Awards Adjustments Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,313,616
PEO | Mr. Cameron Bready [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,896,868
PEO | Mr. Cameron Bready [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			248,096
PEO | Mr. Cameron Bready [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			207,417
PEO | Mr. Cameron Bready [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			40,076
PEO | Mr. Cameron Bready [Member] | Total Equity Awards Adjustments Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,392,457
PEO | Mr. Cameron Bready [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,117,723
PEO | Mr. Cameron Bready [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,836,043
PEO | Mr. Cameron Bready [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			198,720
PEO | Mr. Cameron Bready [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Cameron Bready [Member] | Total Equity Awards Adjustments Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,152,486
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,504,307
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,250,119)	(4,734,791)	(5,462,459)	(4,265,763)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,497,658	1,203,160	(2,486,056)	11,329,630
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,208,650	2,867,274	3,835,108	3,986,023
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			769,177	494,347	647,668	1,143,101
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,049,742	(721,991)	(4,877,879)	7,305,493
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			75,693	(43,768)	(348,027)	188,954
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			218,732	(66,912)	(1,452,223)	30,084
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,575	19,599	(85,022)	2,829
Non-PEO NEO | Change in Fair Value of Prior Years’ Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				912,351
Non-PEO NEO | Change in Fair Value of Prior Years' Awards Forfeited, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				144,835
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,534	37,140	8,938	8,030
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Equity Awards Adjustments Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			877,445	325,343	214,619	1,334,884
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,076,897	1,188,106	625,579	1,350,468
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			287,554	(125,159)	(417,890)	124,507
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			119,322	4,229	(74,226)	11,965
Non-PEO NEO | Change in Fair Value of Prior Years' Awards Forfeited, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				157,079
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,534	37,140	8,938	8,030
Non-PEO NEO | Total Equity Awards Adjustments Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				947,237	142,401	1,494,970
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,362,576	1,184,821	2,561,861	1,492,454
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			686,495	(553,064)	(4,111,962)	6,992,032
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			66,835	(90,740)	(1,292,975)	15,290
Non-PEO NEO | Change in Fair Value of Prior Years' Awards Forfeited Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				610,437
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Equity Awards Adjustments Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 3,115,906	$ (69,420)	$ (2,843,076)	$ 8,499,776